RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of leasing transactions with Ship Finance
A summary of leasing transactions with Ship Finance during the years ended December 31, 2014, 2013 and 2012 is as follows:

(in thousands of $)	2014	2013	2012
Charter hire paid (principal and interest): continuing operations	123,225	150,891	161,840
Charter hire paid (principal and interest): discontinued operations	—	434	14,492
Lease termination fees (expense) income: continuing operations	—	(5,204)	22,766
Lease termination fees expense: discontinued operations	—	—	(24,543)
Contingent rental expense: continuing operations	32,663	—	20,020
Contingent rental expense: discontinued operations	—	—	32,156
Remaining lease obligation	593,998	726,717	875,670

Schedule of net amounts earned (incurred) from related parties excluding Ship Finance
A summary of net amounts earned (incurred) from related parties, excluding the Ship Finance lease related balances above, for the years ended December 31, 2014, 2013 and 2012 are as follows:

(in thousands of $)	2014	2013	2012
Seatankers Management Co. Ltd	2,320	1,416	1,009
Golar LNG Limited	1,631	2,119	1,820
Ship Finance International Limited	6,281	5,094	4,261
Golden Ocean Group Limited	5,393	3,166	5,566
Bryggegata AS	(2,013)	(1,982)	(1,455)
Arcadia Petroleum Limited	646	7,962	5,423
Seadrill Limited	2,348	1,475	2,574
Archer Limited	466	410	390
Deep Sea Supply Plc	149	69	41
Aktiv Kapital ASA	—	40	21
Orion Tankers Ltd	—	—	343
Frontline 2012 Ltd	10,102	7,410	(4,004)
North Atlantic Drilling Ltd	1,128	60	—
CalPetro Tankers (Bahamas I) Limited	80	54	51
CalPetro Tankers (Bahamas II) Limited	80	54	51
CalPetro Tankers (IOM) Limited	80	54	51
Windsor group	287	—	—
Knightsbridge Shipping Limited	2,341	—	—

Schedule of related party receivables
A summary of short term balances due from related parties as at December 31, 2014 and 2013 is as follows:

(in thousands of $)	2014	2013
Receivables
Ship Finance International Limited	3,444	2,272
Seatankers Management Co. Ltd	320	394
Archer Ltd	100	8
Golar LNG Limited	—	942
Northern Offshore Ltd	13	13
Golden Ocean Group Limited	1,490	1,219
Seadrill Limited	557	1,478
Frontline 2012 Ltd	3,672	2,860
CalPetro Tankers (Bahamas I) Limited	—	14
CalPetro Tankers (Bahamas II) Limited	—	14
CalPetro Tankers (IOM) Limited	—	14
Deep Sea Supply Plc	61	4
Aktiv Kapital Ltd	—	6
Arcadia Petroleum Limited	124	174
North Atlantic Drilling Ltd	817	75
Knightsbridge Shipping Limited	2,039	—
	12,637	9,487

Schedule of Related Party Payables
A summary of short term balances due to related parties as at December 31, 2014 and 2013 is as follows:

(in thousands of $)	2014	2013
Payables
Ship Finance International Limited	(45,244)	(8,528)
Seatankers Management Co. Ltd	(343)	(506)
Golar LNG Limited	—	(155)
Golden Ocean Group Limited	(914)	(1,047)
Frontline 2012 Ltd	(3,048)	(1,183)
Knightsbridge Shipping Limited	(320)	—
Windsor group	(5,844)	—
	(55,713)	(11,419)

Schedule related party payables, non current
The long term related party balance at December 31, 2014 is as follows:

(in thousands of $)
7.254% loan note payable due 2021 and 2022	78,616
7.25% loan note payable due 2022 and 2023	48,385
Loan note repayments	(6,018)
Total loan note	120,983
Less: current portion of loan note (included in short term related party balance)	(11,031)
109,952

Schedule of related party payables, repayable non current	The note balance at December 31, 2014 is repayable as follows:

(in thousands of $)
Year ending December 31,
2015	11,031
2016	14,070
2017	15,107
2018	16,197
2019	17,366
Thereafter	47,212
120,983